Significant Accounting Policies (Details 1)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield		0.00%	0.00%	[1]
Expected volatility	[1]
Risk-free interest	[1]
Expected life (in years)		2 years 11 months 23 days	4 years 4 months 15 days
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility		68.00%	64.00%
Risk-free interest		0.83%	1.12%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility		71.00%	69.00%
Risk-free interest		0.97%	1.63%

[1]	No grants were made in 2014.